   As filed with the Securities and Exchange Commission on December 30, 1999

                                                       REGISTRATION NO. 33-47703
                                                                        811-6654

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

     PRE-EFFECTIVE AMENDMENT NO.                                             [ ]

     POST-EFFECTIVE AMENDMENT NO. 15                                         [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

AMENDMENT NO. 18


                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

      3435 Stelzer Road                                       43219-3035
        Columbus, Ohio                                        (Zip Code)
(Address of Principal Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000


                                                             Copy to:
             Nimish Bhatt                            John E. Baumgardner, Jr.
           3435 Stelzer Road                           Sullivan & Cromwell
       Columbus, Ohio 43219-3035                        125 Broad Street
(Name and Address of Agent for Service)              New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):


     /X/ immediately upon filing pursuant to paragraph (b)

     / / on (date) pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / on (date) pursuant to paragraph (a)(1)

     / / 75 days after filing pursuant to paragraph (a)(2)

     / / on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, pursuant to Rule 24f-2 of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1998, was filed with the Commission on March 18, 1999.

Total Number of Pages
                           ----------
Exhibit Number on Page
                           ----------

                                      BNY

                                    Hamilton


                                   PROSPECTUS

BNY Hamilton
Large Cap Growth CRT Fund

BNY Hamilton
Small Cap Growth CRT Fund

BNY Hamilton
International Equity
CRT Fund



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.



JANUARY 3, 2000

                                      BNY
                                    Hamilton
                                     Funds

About the Funds

   4    BNY Hamilton Large Cap Growth CRT Fund

   7    BNY Hamilton Small Cap Growth CRT Fund

  10    BNY Hamilton International Equity CRT Fund



Account Policies

  13    Daily NAV Calculation

  14    Opening an Account/Purchasing Shares

  16    Exchanges/Redeeming Shares

  18    Distributions and Tax Considerations

  18    Investment Adviser

  19    Portfolio Managers

  20    Year 2000 (Y2K) Compliance



For More Information
See Back Cover

An Introduction to BNY Hamilton Equity CRT Funds



The BNY Hamilton Equity CRT Funds are intended to serve as investment vehicles for charitable remainder trusts, or "CRTs" (these trusts are defined in section 664 of the Internal Revenue Code). The Funds are actively managed and aim for high investment returns with consistent performance over many market cycles, while taking into account the tax treatment of a CRT's distributions to the income beneficiary of the CRT.

To further the tax objectives of CRTs, the Funds will seek to minimize ordinary income and establish and maintain a long-term capital gains position wherever practicable. The Funds may also employ other tax management strategies for this purpose, such as "lot-specific" sales, redemptions in-kind, and balancing losses with short-term gains. By being managed specifically to accommodate the tax consequences to CRTs, the Funds seek to assist the trustee of a CRT in meeting its fiduciary obligations to the trust.



Risks of Mutual Fund Investing

Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in any of these funds.

                                              CUSIP Number:  05561M739
                                              Hamilton Large Cap Growth CRT Fund

Large Cap Growth
CRT Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks and securities convertible into common stocks ("equity securities") of domestic and foreign companies; current income is a secondary consideration.


Management Strategy

Individual stock selection, rather than industry allocation, is the primary focus in investing the Fund's assets. Fundamental financial analysis is used to identify companies that appear to offer the following:

o potential for above-average, accelerating earnings or revenue growth

o dominant market positions

o improving operating efficiency

o increased earnings per share (EPS)

Companies that meet these criteria have tended to cluster in a few sectors -- healthcare, technology, telecommunications, financial services, and consumer staples. The Fund's portfolio generally includes large-capitalization stocks of 40 to 60 companies whose market capitalizations are $3 billion or more.

Although the Fund intends to invest primarily in equity securities of U.S. issuers, it may invest without limit in equity securities of foreign issuers, including those in emerging markets. Within limits, the Fund may use certain derivatives, which are investments whose value is determined by underlying securities or indices.

Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities of large-capitalization issuers. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.

4 BNY Hamilton Large Cap Growth CRT Fund

Main Investment Risks

The value of your investment in the Fund generally will fluctuate with stock market movements. As a group, the large-capitalization stocks emphasized by the Fund could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer. You may, therefore, lose money.

Investments in derivative instruments could limit profits or increase losses in comparison with the performance of the underlying securities.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.


Characteristics of Large Cap-Companies

The largest U.S. companies, those with market capitalizations over $3 billion, are a relatively select group that nonetheless covers all industries and geographies. These companies are typically well-established businesses with broad product lines and customers in many markets. Their diversification and usually substantial cash reserves enable them to weather economic downturns. The long-term capital appreciation of large-cap stocks has historically lagged smaller companies.

                                        BNY Hamilton Large Cap Growth CRT Fund 5

Past Performance

Because the Fund commenced operations on the date of this Prospectus, it has no prior performance history to report.

Fees and Expenses

The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. "Annual Operating Expenses" are deducted from Fund assets, and are reflected in the total return. Shareholders pay no sales charge (load) or out-of-pocket expenses.


      Fee table (% of average net assets)

                                          Hamilton
                                  Large Cap Growth
                                        CRT Shares
--------------------------------------------------
 Shareholder Fees                             None


 Annual Operating Expenses
--------------------------------------------------
 Management fee                               0.60
 Distribution (12b-1) fees                    None
 Other expenses(a)                            0.31

 * Total annual operating expenses             .91

(a) This is an estimate because the Fund has no prior operating history.

*The Adviser has agreed to limit expenses of the Fund to .80% of its average daily net assets. The Adviser will waive management fees and, if necessary, reimburse expenses of the Fund, to the extent, total annual operating expenses are greater than .80% of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


      Expenses on a $10,000 investment* ($)

                       1 Year         3 Years
--------------------------------------------------

 Institutional Shares    93             291

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, and no changes in the Fund's operating expenses from those indicated for Year 1.

6 BNY Hamilton Large Cap Growth CRT Fund

Small Cap Growth
CRT Fund


                                              CUSIP Number:  05561M721
                                              Hamilton Small Cap Growth CRT Fund


Investment Objective

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of small domestic and foreign companies.

Management Strategy

Individual security selection is the primary investment focus, rather than industry allocation. Within the universe of small-capitalization companies whose market capitalizations are between $100 million and $1.5 billion, the Fund targets those with above-average earnings growth that have exceeded market expectations. Among this group, the Fund emphasizes companies that dominate niche markets, and thus exert more control over the pricing and supply in their markets. The Fund expects the companies it invests in to achieve sustained growth in earnings or revenues over the next two to three years. Specific factors that may suggest growth include:

o expanded operations

o new products or technologies

o new distribution channels

o generally favorable industry conditions

o revitalized company management

To complement these core investments, the portfolio manager looks for opportunities to take advantage of industry cycles, and thus may overweight different sectors as economic conditions change. The Fund may continue to invest in companies in its portfolio even after their market capitalizations exceed $1.5 billion.

Although the Fund intends to invest primarily in equity securities of U.S. issuers, it may invest without limit in equity securities of foreign issuers, including those in emerging markets. Under normal circumstances, the Fund will invest at least 65% of its assets in small capitalization stocks. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.

                                        BNY Hamilton Small Cap Growth CRT Fund 7

Main Investment Risks

The value of your investment in the Fund generally will fluctuate with stock market movements. Since the prices of the small-capitalization stocks emphasized by the Fund have historically been more volatile than those of larger companies, the ups and downs of your investment in the Fund may be more extreme than the market as a whole.

As a group, small companies are usually relatively young, and their short track records make it difficult to build a case for sustainable long-term growth. Limited product lines, niche markets, and small capital reserves may not allow small companies to survive temporary setbacks. In a declining market, these stocks can also be hard to sell at a price that is beneficial to the Fund.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer. You may, therefore, lose money.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.


Small-Cap Companies and Growth Investing

Small companies tend to grow or fade quickly by their nature. Their market valuations are often based more on investors' belief in their future potential than on their current balance sheets. Since market sentiment can change from one day or week to the next, small-cap stock prices have historically been more volatile than those of large-cap stocks. Growth investors are often attracted to small companies for their specialization and innovation. Specialization: Small companies often occupy niche markets, catering to a specific geography or industry. They can grow to dominate such markets rapidly, but are also threatened by even temporary downturns.

Innovation: Bold ideas for products or services are the basis of many small companies. A company's ability to sustain its innovative culture and broaden its markets, however, is difficult to predict.

8 BNY Hamilton Small Cap Growth CRT Fund

Past Performance

Because the Fund commenced operations on the date of this Prospectus, it has no prior performance history to report.

Fees and Expenses

The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. "Annual Operating Expenses" are deducted from Fund assets, and are reflected in the total return. Shareholders pay no sales charge (load) or out-of-pocket expenses.


       Fee table (% of average net assets)

                                          Hamilton
                                  Small Cap Growth
                                        CRT Shares
--------------------------------------------------

 Shareholder Fees                             None


 Annual Operating Expenses
--------------------------------------------------
 Management fee                               0.75
 Distribution (12b-1) fees                    None
 Other expenses(a)                            0.38

 * Total annual operating expenses            1.13

(a) This is an estimate because the Fund has no prior operating history.

* The Advisor has agreed to limit expenses of the Fund to .96% of its average daily net assets. The Advisor will waive management fees and, if necessary, reimburse expenses of the Fund, to the extent, total annual operating expenses are greater than .96% of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


      Expenses on a $10,000 investment* ($)

                         1 Year         3 Years
--------------------------------------------------

 Institutional Shares     116             361


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, and no changes in the Fund's operating expenses from those indicated for Year 1.

                                        BNY Hamilton Small Cap Growth CRT Fund 9

International
Equity CRT Fund


                                          CUSIP Number:  05561M713
                                          Hamilton International Equity CRT Fund


Investment Objective

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.


Management Strategy

The Fund's country allocation normally reflects, within a range of 5%, that of the Morgan Stanley Capital International Europe, Australia and Far East (MSCI
EAFE) Index. Economic conditions within regions may determine the types of industries and securities the Fund will favor. In a recovering economy, for instance, the Fund might emphasize exporters over financial services companies. The Fund emphasizes investments in dynamic industries that are experiencing changes, whether through growth or restructuring.


In selecting individual stocks, the Fund emphasizes large companies, which the Fund classifies as a company in a developed market with a market capitalization over the equivalent of U.S. $1 billion, and a company in an emerging market with a market capitalization that ranks in the top one-third of the publicly traded companies in that market. While emphasizing large companies, the Fund considers companies of all sizes with the following characteristics:


o high-quality earnings

o potential long-term growth

o strong management

o reasonable valuation

Investment research includes fundamental financial analysis and on-site visits. The Fund generally diversifies its investments across many countries, but it may concentrate up to 50% of its assets in a single country. The Fund may not invest in certain developing countries, including Russia, but it may invest in other more stable emerging markets.

Under normal circumstances, the Fund intends to be fully invested in common stocks. As a temporary defensive measure, the Fund may invest more than 35% of its assets in U.S. cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.

10 BNY Hamilton International Equity CRT Fund

Main Investment Risks

The value of your investment in the Fund will generally fluctuate with stock market movements in the countries in which the Fund is invested. Since the prices of many non-U.S. stocks emphasized by the Fund have historically been more volatile than those of U.S. stocks, the ups and downs of your investment in this Fund may be more extreme.

As a group, the large-capitalization stocks emphasized by this Fund could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.

Investments in smaller companies, on the other hand, have historically been more volatile than those of larger companies. To the extent that the Fund invests in smaller companies, the volatility of your investment may increase.

Investments in foreign securities involve additional risks. Unfavorable currency exchange rates could decrease the value of your investment in terms of U.S. dollars. Transaction expenses are generally higher on foreign exchanges than in the U.S., which could affect performance. Furthermore, foreign taxes could also detract from performance. Some foreign companies do not adhere to uniform accounting principles, so publicly available financial information may be limited or misleading. Political and social unrest could also affect the performance of this fund. These risks are magnified in emerging markets.

The portfolio manager's country allocation strategy or choice of specific securities may not work out as planned, and the Fund could underperform its peers or lose money.

In periods of market uncertainty, some of the portfolio's securities could prove difficult to sell at a price that is beneficial to the Fund.

Globalization and International Investing

With more than half of the world's market opportunities outside the U.S., international funds offer investors greater diversification than a purely domestic portfolio. International markets are experiencing many of the same dynamics that drove U.S. stock growth in the 1990s:

o corporate restructuring

o increased emphasis on shareholder value

o growing pool of investors through retirement and other savings plans

Meanwhile, global competition is spurring companies worldwide, and particularly in developed economies, to increase their efficiency by cutting costs, relocating production facilities, outsourcing non-essential processes and focusing on their core businesses.

Businesses in emerging markets may benefit substantially from free-market reforms, reduced barriers to trade and rising standards of living.

                                   BNY Hamilton International Equity CRT Fund 11

Past Performance

Because the Fund commenced operations on the date of this Prospectus, it has no prior performance history to report.

Fees and Expenses

The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. "Annual Operating Expenses" are deducted from Fund assets, and are reflected in the total return. Shareholders pay no sales charges (load) or out-of-pocket expenses.


      Fee table (% of average net assets)

                                          Hamilton
                              International Equity
                                        CRT Shares
--------------------------------------------------

 Shareholder Fees                             None


 Annual Operating Expenses
--------------------------------------------------
 Management fee                               0.85
 Distribution (12b-1) fees                    None
 Other expenses(a)                            0.47

 * Total annual operating expenses            1.32

a) This is an estimate because the Fund has no prior operating history.

* The Adviser has agreed to limit expenses of the Fund to 1.22% of its average daily net assets. The Adviser will waive management fees and, if necessary, reimburse expenses of the Fund, to the extent, total annual operating expenses are greater than 1.22% of its average daily net assets. Management reserves the right to implement and discontinue expenses limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

     Expenses on a $10,000 investment* ($)

                        1 Year         3 Years
--------------------------------------------------

 Institutional Shares    135            421


* Assumptions: $10,000 initial investment, all dividends and distributions reinvested, 5% annual returns, and no changes in the Fund's operating expenses from those indicated for Year 1.

12 BNY Hamilton International Equity CRT Fund

Account Policies

Daily NAV Calculation


Each Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange each day that the exchange is open. When market prices are not available, the funds will use fair value prices as determined by the board of directors. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.


Purchase orders received before the close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

The Funds invest, or may invest, in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Funds may change on days when you will be unable to purchase or redeem shares.


Opening an Account/
Purchasing Shares

Minimum invesment requirements


                    Minimum     Minimum
                    initial   continuing   Minimum
 Account Type      Investor     Shares     balance
--------------------------------------------------

 Regular Account    $10,000     $1,000     $1,000

 Call 800-4BNY-FND (800-426-9363) for details

                                                             Account Policies 13

Opening an Account/Purchasing Shares


Open an account                                     Add to your investment

 Mail
--------------------------------------------------------------------------------
Send completed new account application and a       Send a check payable directly to your fund
check payable directly to each fund you want       to:
to invest in to:
                                                   BNY Hamilton Funds, Inc.
BNY Hamilton Funds                                 P.O. Box 806
P.O. Box 163310                                    Newark, NJ 07101-0806
Columbus, OH 43216-3310
                                                   If possible, include a tear-off payment stub
For all enrollment forms, call 800-426-9363.       from one of your transaction confirmation or
                                                   account statements.

Wire
--------------------------------------------------------------------------------

The funds do not charge a fee for wire
transactions, but your bank may.

Mail your completed new account application to the Ohio address above. Call the transfer agent at 800-952-6276 for an account number.

Instruct your bank to wire funds to a new          Instruct your bank to wire funds to:
account at:
                                                   The Bank of New York New York, NY 10286 ABA:
The Bank of New York                               021000018 BNY Hamilton Funds DDA 8900275847
New York, NY 10286                                 Attn: [your fund] Ref: [your name, account
ABA: 021000018                                     number and taxpayer ID]
BNY Hamilton Funds
DDA 8900275847
Attn: [your fund]
Ref: [your name, account number and taxpayer ID]

Dealer
--------------------------------------------------------------------------------

Note: a broker-dealer may charge a fee.

Contact your broker-dealer                         Contact your broker-dealer


14 Account Policies

Purchases by personal check: Checks or money orders should be in U.S. dollars and payable to the specific fund you wish to invest in. The funds do not accept third-party checks. In addition, you may not receive proceeds from redemptions until your original purchase clears, which may take up to ten business days.


Wire transactions: The Funds do not charge a fee for wire transfers from your bank to the Funds. However, your bank may charge a service fee for wiring funds.

Tax Deductions and Consequences: The four-tier tax system applied to the payout of a CRT to the income beneficiary has been referred to as a worst in/first out system. That is, to the extent that tier one items (dividends, taxable bond interest, and short-term gains) are received by the trust, that is considered the tax status of that portion of the payout. To the extent that the payout exceeds the amount of tier one items received by the trust, the next portion of the payout is taxed at tier two levels (long-term capital gains rates) to the extent that the trust has realized long-term gains. Since CRTs retain the cost basis and holding period of the funding assets and many CRTs are funded with appreciated assets, there is frequently a reservoir of long-term gains inside trusts. On an accounting basis, income beneficiaries may find it desirable to have as much of their payout taxed as long-term gain rather than ordinary income. In cases where the payout exceeds the accumulated tier one and tier two distributions, distributions that are tier three (i.e. tax-exempt interest) would be next. It is not anticipated that the Funds will generate any tax-exempt interest. Finally, in cases where the payout exceeds the amount of the top three tiers, the remainder of the payout is deemed return of principal.


                                                             Account Policies 15

Exchanges/Redeeming Shares

To exchange shares between mutual funds            To redeem shares
(minimum $500)

Phone
------------------------------------------------------------------------------------------
Call 800-426-9363.                                 Call 800-426-9363.

                                                   The proceeds can be wired to your bank
                                                   account two business days after your
                                                   redemption request, or a check can be
                                                   mailed to you at the address of record
                                                   on the following business day.


Mail
------------------------------------------------------------------------------------------

Your instructions should include:                  Your instructions should include:

o your account number                              o your account number

o names of the funds and number of                 o names of the funds and number of
  shares or dollar amount you want to                shares or dollar amount you want to
  exchange.                                          exchange.

                                                   A signature guarantee is required
                                                   whenever:

                                                   o you redeem more than $50,000

                                                   o you want to send proceeds to a
                                                     different address

                                                   o you have changed your account address
                                                     within the last 60 days



Dealer
------------------------------------------------------------------------------------------

Contact your broker-dealer.                        Contact your broker-dealer.


Systematic Withdrawal
------------------------------------------------------------------------------------------

Requires $10,000 minimum fund balance

                                                   You can choose from several options for
                                                   monthly, quarterly, semi-annual or
                                                   annual withdrawals:

                                                   o declining balance

                                                   o fixed dollar amount

                                                   o fixed share quantity

                                                   o percentage of your fixed account

                                                   Call 800-4BNY-FND for details.


MAKING EXCHANGES/REDEEMING SHARES



As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.


The BNY Hamilton Equity CRT Funds are available only to direct investments over $10,000 or to investors who have specific asset management relationships with the Adviser. Please contact your Bank of New York representative for detailed instructions and additional policies.

As with purchase orders, Fund shares are redeemed at the next NAV per share calculated after the transfer agent receives the redemption request.

16 Account Policies

The Funds do not issue share certificates.

Reserved rights: The Funds reserve the following rights:

o To suspend sale of shares to the public

o To reject any exchange request and to modify or terminate exchange privileges

o To delay wiring redemption proceeds for up to seven days, if the Adviser believes an earlier payment could adversely affect a Fund

o To suspend the right of redemption

Exchange minimums: You may exchange shares between the The BNY Hamilton Equity CRT Funds, The BNY Hamilton Money Fund--Hamilton Premier Shares, The BNY Hamilton Treasury Money Fund--Hamilton Premier Shares, and the Institutional class of the Taxable and Tax-Exempt Fixed Income Funds provided you meet the minimum account balance requirement. Shares to be exchanged must have a value of at least $10,000. If you will be investing in a new Fund, you must exchange enough shares to meet the minimum balance requirement.

To make an exchange, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one fund and a purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.

Signature guarantees: You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Redemptions In-Kind: The Funds reserve the right to make payment in securities rather than cash. This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in-kind will consist of securities equal in market value to your shares. When the shareholder converts these securities to cash, they will pay brokerage charges.

                                                             Account Policies 17

Distributions and Tax Considerations

Each Fund pays dividends and capital gains distributions, if any, at least annually, approximately 10 calendar days before month end. Distributions are automatically paid in cash. Notify the transfer agent in writing to:

o choose to receive dividends or distributions (or both) in additional fund shares

o   change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.

Type of Distribution      Federal Tax Status
---------------------------------------------------

Dividends from net        ordinary income  (Tier 1)
investment income

Short-term capital gains  ordinary income  (Tier 1)

Long-term capital gains    capital gains   (Tier 2)

Dividends from net           not taxed     (Tier 3)
investment income from
tax-exempt source

Return of Principal          not taxed     (Tier 4)

Distributions from the Funds are expected to be primarily long-term capital gains.

Income paid out by the Funds includes all dividend and interest income, which is fully taxable as income to the beneficiaries. Income will vary depending upon the investment performance and yield of the Funds.

The funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax.

You should consult your tax adviser about your own particular tax situation.

Investment Adviser

The Bank of New York, located at One Wall Street, New York, NY 10286, is the Adviser of the Funds. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $66.6 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $48.4 billion in investments for institutions and individuals.


IndoCam International Investment Services, located at 90, boulevard Pasteur-75730 Paris Cedex 15- France, is the Sub-Adviser for the BNY Hamilton International Equity CRT Fund. Indocam, the asset management arm of Credit Agricole, manages $130 billion of non-U.S. assets.


Adviser compensation: The Adviser is responsible for all business activities and investment decisions for the Funds. In return for these services, each Fund pays the Adviser an annual fee.

                                               Fee as a % of average
Fund                                           daily net assets

 BNY Hamilton Large Cap Growth CRT Fund        .60%

 BNY Hamilton Small Cap Growth CRT Fund        .75%

 BNY Hamilton International Equity CRT Fund*   .85%

* The Adviser pays Indocam a fee equal to .425% of the Fund's average daily net assets.

18 Account Policies

Portfolio Managers

Day-to-day management of the Funds is handled by a team of investment professionals, under the leadership of a portfolio manager, described below.


BNY Hamilton Large Cap Growth CRT Fund is managed by Charles Goodfellow and Christopher G. DiEnno. Mr. Goodfellow is senior portfolio manager of the Fund and a vice president of the adviser. He has managed the Fund since its inception in 1997 and has been managing common trust funds since he joined the adviser in 1989. Mr. DiEnno has been a portfolio manager of the Fund since 1999 and has been a member of the management team since 1997. Before joining the adviser in 1996, he was a portfolio manager and analyst with PNC Asset Management from 1993 to 1995.


BNY Hamilton Small Cap Growth CRT Fund is managed by John C. Lui. Mr. Lui is a vice president of the Adviser and has managed the BNY Hamilton Small Cap Growth Fund since its inception in 1997. He joined the Adviser in 1994 and has been managing assets since 1987. Before joining the Adviser, Mr. Lui managed global equity and bond portfolios for Barclays Global Asset Management.


BNY Hamilton International Equity CRT Fund is managed by the Adviser and IndoCam International Investment Services, a subsidiary of Credit Agricole, the Sub-Adviser for this Fund. Mary Clare Bland is a vice president of the Adviser and has managed the BNY Hamilton International Equity Fund since 1998, when she joined the Adviser. Before that, Ms. Bland was a loan markets analyst for Loan Pricing Corporation from 1996 to 1997, taught economics at the University of Gdansk in Poland from 1995 to 1996 and completed her doctorate in economics at Indiana University from 1991 to 1995.



Prior performance of Adviser. The Adviser also manages with full discretionary authority the BNY Hamilton Large Cap Growth Fund and the BNY Hamilton Small Cap Growth Fund, mutual funds with respective investment objectives, policies, strategies and risks substantially similar to those of the BNY Hamilton Large Cap Growth CRT Fund and BNY Hamilton Small Cap Growth CRT Fund. The Adviser and the Sub-Adviser also manage with full discretionary authority the BNY Hamilton International Equity Fund, a mutual fund with investment objectives, policies, strategies and risks substantially similar to those of the BNY Hamilton International Equity CRT Fund.



BNY Hamilton Large Cap Growth Fund. (Performance below is that of substantially similar accounts and funds.) The cumulative total return of the Institutional Shares of the BNY Hamilton Large Cap Growth Fund from April 1, 1997 through June 30, 1999 was 31.36%, while the cumulative total return of the Standard & Poor's 500 Composite Stock Total Return Index for the same period was 30.17%. The following table sets forth the average annual returns of the Institutional Shares of the BNY Hamilton Large Cap Growth Fund for the one-year, five-year and ten-year periods ended June 30, 1999, compared with the performance of the Standard & Poor's 500 Composite Stock Total Return Index and the Lipper Growth and Income Funds Index.



  Average annual total returns (%) as of 6/30/99*

                         1 Year    5 Years   10 Years
-----------------------------------------------------

 Institutional Shares(1) 21.65      26.03     17.41

 S&P 5002(2)             22.73      27.86     18.76

 Lipper Growth and
 Income Funds Index(3)   13.56      21.11     15.24


*   Assumes reinvestment of dividends and distributions.

(1) For Institutional Shares before 4/1/97, performance figures are based on the performance of an unregistered Bank of New York common trust fund that had objectives and policies materially equivalent to those of BNY Hamilton Large Cap Growth Fund. Although the figures have been adjusted to attempt to reflect expenses associated with the BNY Hamilton Large Cap Growth Fund, they are only approximations. Many other factors also reduce their reliability. For example, the common trust fund performance might have been lower if it had been subject to the extra restrictions imposed on mutual funds.

(2) The S&P 500 is an unmanaged index of 500 large U.S. companies.

(3) The Lipper Growth and Income Funds Index tracks the returns (after fees) of the largest growth and income mutual funds.

                                                             Account Policies 19

BNY Hamilton Small Cap Growth Fund. The cumulative total return of the Institutional Shares of the BNY Hamilton Small Cap Growth Fund from April 1, 1997 through June 30, 1999 was 24.49%, while the cumulative total return of the Russell 2000 Index for the same period was 15.65%. The following table sets forth the average annual returns of the Institutional Shares of the BNY Hamilton Small Cap Growth Fund for the one-year and five-year periods ended June 30, 1999 and over the life of that Fund, compared with the performance of the Russell 2000 Index and the Lipper Small Cap Funds Index.


      Average total returns (%) as of 6/30/99*

                                                  Life
                            1 Year   5 Years   of fund
------------------------------------------------------

 Institutional Shares(1)    18.71    19.65       18.45
 Russell 2000(2)             1.50    15.40       17.50

 Lipper Small Cap Funds
 Index(3)                    1.92    15.44       16.30

*   Assumes reinvestment of dividends and distributions.

(1) For Institutional Shares before 4/1/97, performance figures are based on the performance of an unregistered Bank of New York commingled trust fund that had objectives and policies materially equivalent to those of BNY Hamilton Small Cap Growth Fund. Although the figures have been adjusted to attempt to reflect expenses associated with the BNY Hamilton Small Cap Growth Fund, they are only approximations. Many other factors also reduce their reliability. For example, the common trust fund performance might have been lower if it had been subject to the extra restrictions imposed on mutual funds.

(2) The Russell 2000 is an unmanaged index of small U.S. companies.

(3) The Lipper Small Cap Funds Index tracks the returns (after fees) of the largest small-cap equity mutual funds.


BNY Hamilton International Equity Fund. The cumulative total return of the Institutional Shares of the BNY Hamilton International Equity Fund from April 1, 1997 through June 30, 1999 was 13.43%, while the cumulative total return of the MSCI EAFE Index for the same period was 12.29%. The following table sets forth the average annual returns of the Institutional Shares of the BNY Hamilton International Equity Fund for the one-year period ended June 30, 1999 and over the life of that fund, compared with the performance of the MSCI EAFE Index and the Lipper International Funds Index.


 Average annual total returns (%) as of 6/30/99*

                                              Life
                                  1 Year   of fund
--------------------------------------------------

 Institutional Shares(1)           6.56     13.43

 MSCI EAFE(2)                      7.92     12.29

 Lipper International Funds
 Index(3)                          4.00     10.84

*   Assumes reinvestment of dividends and distributions.

(1) Institutional Shares commenced operations on 4/1/97.

(2) The MSCI EAFE is an unmanaged index of stocks of companies in Europe, Australia, Asia and the Far East.

(3) The Lipper International Funds Index tracks the returns (after fees) of the largest international equity mutual funds.

Historical Performance Is Not Indicative of Future Performance. Each of the BNY Hamilton Large Cap Growth Fund, the BNY Hamilton Small Cap Growth Fund and the BNY Hamilton International Equity Fund is a separate fund from its BNY Hamilton Equity CRT Fund counterpart, and its historical performance is not indicative of the potential performance of its BNY Hamilton Equity CRT Fund counterpart. Share prices and investment returns will fluctuate because of changes in market conditions and in company-specific fundamentals of portfolio securities.


Year 2000 (Y2k) Compliance

The Year 2000, or Y2K, problem refers to the inability of many computer systems to distinguish the year 2000 from the year 1900. The Funds' operations, and therefore their shareholders, could be adversely affected if the computer systems used by the Funds, their service providers and other entities with computer systems linked to the Funds do not properly recognize and process January 1, 2000 and later dates. The Bank of New York has worked actively to avoid the Y2K problem on its own software systems, and it is obtaining assurances from its outside service providers that they are taking similar steps. It is not certain, however, that these actions will be adequate to prevent these problems from adversely impacting the Funds or their shareholders. Furthermore, the net asset value of the Funds may decline due to the Y2K problem's effect on foreign or U.S. issuers of securities held by the Funds or securities markets generally.

20 Account Policies

Notes

                                                                        Notes 21

Notes

22 Notes

                                      BNY
                                    Hamilton
                                     Funds

For More Information

Statement of Additional Information (SAI) The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain the SAI free of charge, make inquiries or request other information about the funds by contacting your dealer or:

BNY Hamilton Funds
P.O. Box 163310
Columbus, OH 43216-3310
800-426-9363 (800-4BNY-FND)

Information is also available from the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
www.sec.gov

For information on the operation of the SEC's public reference room, where documents may be viewed and copied, call:

1-800-SEC-0330

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number:  811-6654

                                      BNY
                                    Hamilton
                                     Funds

                            BNY HAMILTON FUNDS, INC.
                       Statement of Additional Information





                     BNY Hamilton Large Cap Growth CRT Fund
                     BNY Hamilton Small Cap Growth CRT Fund
                   BNY Hamilton International Equity CRT Fund







                                 January 3, 2000







THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS LISTED ABOVE WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, DATED, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM BNY HAMILTON DISTRIBUTORS, INC., 90 PARK AVENUE, NEW YORK, NEW YORK 10016 ATTENTION: BNY HAMILTON FUNDS, INC., 1-800-426-9363.

                                Table of Contents


                                                                     Page
General                                                                1
Investment Objectives and Policies                                     1
Investment Restrictions                                               14
Directors and Officers                                                16
Investment Adviser                                                    19
Administrator                                                         21
Distributor                                                           22
Fund, Shareholder and Other Services                                  22
Purchase of Shares                                                    22
Redemption of Shares                                                  23
Exchange of Shares                                                    23
Dividends and Distributions                                           24
Net Asset Value                                                       24
Performance Data                                                      25
Portfolio Transactions and Brokerage                                  27
Description of Shares                                                 29
Taxes                                                                 32
Additional Information                                                36
Appendix A -- Description of Securities Ratings                       38

GENERAL

BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of thirteen series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Tax-Exempt Fund, BNY Hamilton Large Cap Growth CRT Fund, BNY Hamilton Small Cap Growth CRT Fund and BNY Hamilton International Equity CRT Fund. Each of the BNY Hamilton Large Cap Growth CRT Fund, BNY Hamilton Small Cap Growth CRT Fund and BNY Hamilton International Equity CRT Fund is referred to herein as a "CRT Fund" or a "Fund", and collectively, as the "CRT Funds" or the "Funds", as the context requires. The Bank of New York (the "Adviser") will serve as investment adviser to each of the Funds, and Indocam (the "Sub-Adviser") is the sub-adviser for the BNY Hamilton International Equity CRT Fund. This Statement of Additional Information provides additional information only with respect to the CRT Funds and should be read in conjunction with the current Prospectus relating to each CRT Fund. For additional information with respect to the other series of BNY Hamilton Funds, please read the prospectuses, and the Statement of Additional Information dated April 30, 1999, relating to such Funds.


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES

BNY Hamilton Large Cap Growth CRT Fund (the "Large Cap Growth CRT Fund") is designed as an economical and convenient means of investing primarily in equity securities. The Large Cap Growth CRT Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of domestic and foreign companies; current income is a secondary objective. During times of adverse market and/or economic conditions, the Fund may invest in securities with a high enough yield to offer possible resistance to downward market and/or economic pressure. In selecting securities for the Fund, the Adviser will focus on securities of corporations perceived to have a relatively high potential for growth of earnings and/or revenues. The Fund currently considers large cap corporations to be those with market capitalizations of $3 billion or greater. Under normal circumstances the Fund will invest at least 65% of its assets in such equity securities.

BNY Hamilton Small Cap Growth CRT Fund (the "Small Cap Growth CRT Fund") is designed for CRTs interested in stocks of smaller corporations. The Small Cap Growth CRT Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of small domestic and foreign companies. In selecting securities for the Small Cap Growth CRT Fund, the Adviser will focus on securities of corporations perceived as having potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management, general industry condition or other similar advantageous circumstances. Current income will not be a consideration. The Fund currently considers small corporations to be those with market capitalizations of between $100 million and $1.5 billion. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in such equity securities.

BNY Hamilton International Equity CRT Fund (the "International Equity CRT Fund") is designed for more aggressive CRTs who wish to participate in foreign markets. The Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers. The Fund's country allocation normally reflects, within a range of 5%, that of the Morgan Stanley Capital International Europe, Australia and Far East Index. The Fund may at any time include American Depository Receipts, which are United States securities representing foreign securities deposited with foreign custodians or foreign branches of U.S. commercial banks and traded in U.S. dollars on national exchanges and in over-the-counter markets. At any give time the Fund may invest up to 50% of its assets in securities principally traded in any one country although the Fund will ordinarily invest at least 65% of its total assets in at least three countries.

The following discussion supplements the information regarding investment objectives and policies of the CRT Funds as set forth above and in their respective prospectuses.

Government and Money Market Instruments

As discussed in the Prospectus, each Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Funds appears below. See "Quality and Diversification Requirements".

United States Government Obligations. Each of the Funds may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. Each of the Funds, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency. See "Foreign Investments".

Bank Obligations. Each of the Funds may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size ("Euros") and
(iii) United States branches of foreign banks of equivalent size ("Yankees"). The Funds will not invest in obligations for which the Adviser, the Sub-Adviser, or any of their respective affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

Commercial Paper. Each of the Funds may invest in commercial paper, including Master Notes. Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit periodic changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Adviser acting as agent, for no additional fee, in its capacity as investment adviser to the Funds and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Adviser, the Sub-Adviser or their respective affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser or the Sub-Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under such Master Notes. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment.

Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the

Adviser or the Sub-Adviser. Since Master Notes typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser or the Sub-Adviser to have a credit quality that satisfies such Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Funds to be liquid because they are payable within seven days of demand. The Funds do not have any specific percentage limitations on investments in Master Notes.

Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The duration of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements with durations of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund will always receive as collateral securities whose market value is, and during the entire term of the agreement will remain, at least equal to 100% of the dollar amount invested by the Fund in such agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of the collateral by the Fund may be delayed or limited. See "Investment Restrictions".

Equity Investments

As discussed in the Prospectus for the Funds, each Fund may invest in equity securities to the extent consistent with its investment objective and policies. The securities in which the Funds may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market. A discussion of the various types of equity investments which may be purchased by a Fund appears in the Prospectus and below. See "Quality and Diversification Requirements".

Common Stocks. The common stocks in which the Funds may invest includes the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

Convertible Securities. The convertible securities in which the Funds may invest include any debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Foreign Investments

The Funds may invest in certain foreign securities. The Large Cap Growth CRT Fund and the Small Cap Growth CRT Fund do not expect to invest more than 20% of their respective total assets at the time of purchase in securities of foreign issuers. The Large Cap Growth CRT Fund and the Small Cap Growth CRT Fund do not expect more than 15% of their respective foreign investments to be in securities that are not either listed on a securities exchange or United States dollar-denominated. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, ADRs, EDRs and GDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or global, in the case of EDRs and GDRs, securities markets.

Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. The Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments, but they will not enter into such commitments for speculative purposes.

Additional Investments

When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. A Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, each Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Investment Company Securities. The Funds may invest in the securities of other investment companies within the limits set by the Investment Company Act of 1940 (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of an investment company, a Fund would bear, along with other shareholders, its pro rata portion of such investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Reverse Repurchase Agreements. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by a Fund. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

Loans of Portfolio Securities. A Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by a Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders' and custodial fees in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not make any loans for terms in excess of one year. The Funds will not lend their securities to any director, officer, employee, or affiliate of BNY Hamilton, the Adviser, the Sub-Adviser, the Administrator or the Distributor, unless permitted by applicable law.

Privately Placed and Certain Unregistered Securities. The Funds may invest in privately placed, restricted, Rule 144A and other unregistered securities.

Quality and Diversification Requirements

Each of the Funds is classified as a "diversified" series of a registered investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of each Fund's total assets, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

Convertible Debt and Short-Term Securities. The Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt with a long-term rating of A (or its equivalent) or higher by a nationally recognized statistical rating organization (an "NRSRO"), such as Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-2 (or its equivalent) or better an NRSRO; or if no such ratings are available, the investment must be of comparable quality in the Adviser's (or Sub-Adviser's) opinion. At the time a Fund invests in any other short-term debt securities, they must have a rating of A (or its equivalent) or higher by an NRSRO, or if unrated, the investment must be of comparable quality in the Adviser's (or Sub-Adviser's) opinion.

Hedging Activities

Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. With the use of financial futures contracts and options on financial instruments, the Adviser and the Sub-Adviser believe it is possible to reduce the effects of market fluctuations.

Stock Index Futures, Related Options and Options on Stock Indexes. Each Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio securities through the use of stock index futures, options on stock index futures traded on a national securities exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges.

A stock index assigns relative weightings to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Initial and variation margins are payable by the holders of positions in the stock index future. In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier".

During a market decline or when the Adviser (or Sub-Adviser) anticipates a decline, a Fund may hedge a portion of its portfolio by selling stock index futures contracts, purchasing put options on such contracts or purchasing put options on stock indexes in order to limit exposure to the decline. The Funds may ultimately sell a put option in a closing sale transaction, exercise it or permit it to expire. Profit or loss from such a transaction will depend on whether the sale price is more or less than the premium paid to purchase the put option plus the related transaction costs. This strategy provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser (or Sub-Adviser) anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures contracts, purchasing call options on such contracts or purchasing call options on stock indexes. This strategy affords a hedge against a market advance at a time when the Fund is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. A Fund will sell options on stock index futures and on stock indexes only to close out existing hedge positions.

The Funds will not engage in transactions in stock index futures contracts or related options for speculation. The Funds will use these instruments only as a hedge against changes resulting from market conditions in the values of securities held in a Fund's portfolio or which it intends to purchase and where the transaction is economically appropriate to the reduction of risks inherent in the ongoing management of a Fund. In addition, a Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indexes upon which its futures contracts are based and the number of futures contracts which would be outstanding do not exceed one-third of the value of a Fund's net assets. A Fund also may not purchase or sell stock index futures or purchase options on futures if, immediately thereafter, the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases stock index futures contracts, it will deposit an amount of cash and liquid securities equal to the market value of the futures contracts in a segregated account with the Fund's custodian.

The Funds' successful use of stock index futures contracts, options on such contracts and options on indexes depends upon the Adviser's ability to predict movements in the direction of the market and is subject to various additional risks. The correlation between movements in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's portfolio diverges from the composition of the relevant index. In addition, if the specific Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, it might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indexes, the Fund's ability to establish and maintain positions will depend on market liquidity.

Risks Associated with Futures Contracts. There are risks associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying deliverable securities. The difference between these two price movements is called "basis". There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not the security subject to the futures contract or part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying securities. In the event investors decide to make or take delivery (which is unlikely), liquidity in the futures market could be reduced, thus producing temporary basis distortion. Finally, the margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when the Fund writes (sells) an uncovered futures contract because the Fund is obligated to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security. When a Fund purchases a put option or call option, however, the maximum risk of loss to the Fund is the price of the put option or call option purchased. See "Options on Securities".

Options on Securities. A Fund may purchase put options only on equity securities held in its portfolio and write call options on stocks only if they are covered, and such call options must remain covered so long as the Fund is obligated as a writer. The Funds do not presently intend to purchase put options and write call options on stocks that are not traded on national securities exchanges or listed on the Nasdaq National Market(R) ("NASDAQ").

A Fund may, from time to time, write call options on its portfolio securities. The Funds may write only call options that are "covered", meaning that the writing Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio. In addition, a Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to a Fund by the purchaser of the option is the "premium". A Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if a Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Funds are not able to effect closing purchase transactions after they receive notice of exercise.

In order to write a call option, a Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. A Fund may not purchase call options on individual stocks except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.

The Funds may also purchase listed put options, but only if it owns the underlying securities. If a Fund purchases a put option, it has the option to sell a given security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the investment adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that it feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.


--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

Fundamental Policies

In addition to its investment objectives, each Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information". The investment restrictions of the Funds follow.

The Funds may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund's net assets would be in investments that are illiquid;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 12, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts not to exceed one-third of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of a Fund's total assets;

4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of a Fund's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities of the United States Government, its agencies or instrumentalities;

5. Purchase the securities of an issuer if, immediately after such purchase, the relevant Fund owns more than 10% of the outstanding voting securities of such issuer;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with a Fund's investment objectives and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities or commodity contracts, except for a Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas or mineral exploration or development programs. However, a Fund may purchase securities or commercial paper issued by companies that invest in real estate or interests therein, including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of a Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits;

10. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

11.      Act as an underwriter of securities; or

12. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof.


--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

The directors and executive officers of BNY Hamilton, their business addresses and their principal occupations during the past five years are:

                                            Principal Occupations
Name and Address    Position with Funds     During Past Five Years
----------------    -------------------     ----------------------
Edward L. Gardner   Director and Chairman   Chairman of the Board,
411 Theodore Fremd  of the Board            President and Chief
Ave.                                        Executive Officer,
Rye, NY 10580                               Industrial Solvents
Age 64                                      Corporation, 1981 to
                                            Present; Chairman of the Board, Blue
                                            Grass Chemical Specialties Inc.,
                                            1982 to

                                            Present; Chairman of the
                                            Board, Big Brothers/Big Sisters of
                                            New York City, 1992 to Present;
                                            National Vice-Chairman, Big
                                            Brothers/Big Sisters of America,
                                            1993 to Present; President, Big
                                            Brothers/Big Sisters of America
                                            Foundation, 1994 to Present; Vice
                                            President of the Board, The Sherry
                                            Netherland Hotel, 1991 to Present;
                                            Member, Points of Light Foundation,
                                            1995 to Present; Member, The
                                            National Assembly, 1992 to Present;
                                            Member, Alvin Ailey Dance Theatre
                                            Foundation, Inc., 1989 to Present;
                                            Member, The Institute for Art and
                                            Urban Resources, Inc. 1985 to 1994;
                                            Member, Mercy College, 1989 to
                                            Present; Member, Westchester/Putnam
                                            Regional Board of Directors, The
                                            Bank of New York, 1982 to Present;
                                            Member, Westchester County
                                            Association, 1986 to Present.

Mr. Peter Herrick*  Director                Trustee, HRE Properties,
42 Sunnybrook Road                          1990 to Present; Member,
Bronxville, NY                              New York State Banking
10708                                       Board, 1990-1993.
Age 72

Mr. Stephen Stamas  Director                Chairman, New York
Windcrest Partners                          Philharmonic, 1989 to
122 E. 42nd Street                          Present.
49th Floor
New York, NY 10168
Age 68

James E. Quinn      Director                Member, Board of Directors,
727 Fifth Avenue                            Tiffany & Co., January 1995
New York, NY  10022                         to Present; Executive Vice
Age 47                                      President of Sales, Tiffany
                                            & Co., March 1992 to
                                            Present.

Karen Osar          Director                Vice President & Treasurer,
1725 King Street                            Tenneco Inc., January 1994
Greenwich, CT                               to Present; Managing
06831                                       Director of Corporate
Age 50                                      Finance Group, J.P. Morgan
                                            & Co., Inc.; held various
                                            other positions at J.P.
                                            Morgan & Co., Inc. from
                                            1975-1994.

Kim Kelly           Director                Executive Vice President
Insight                                     and Chief Financial
Communications                              Officer, Insight
126 East 56th                               Communication since 1990 to
Street                                      present, and Chief
New York, NY 10022                          Operating Officer, Insight
Age 42                                      Communications since
                                            January 1998 to
                                            present. Marine Midland
                                            Bank from 1982-1990. Senior
                                            Vice President with primary
                                            responsibility for media lending
                                            activities, Marine Midland Bank
                                            1988. Held various other positions
                                            at Marine Midland Bank from
                                            1982-1988. Member of the National
                                            Cable Television Association
                                            Subcommittee for Telecommunications
                                            Policy and National Cable Television
                                            Association Subcommittee for
                                            Accounting. Board member of
                                            Community Antenna Television
                                            Association, Cable in the Classroom
                                            and Cable Advertising Bureau.

J. David Huber      Chief Executive Officer Employee, BISYS Fund
3435 Stelzer Road                           Services, Inc., June 1987
Columbus, OH 43219                          to Present
Age 52

William J. Tomko    President               Vice President, BISYS Fund
3435 Stelzer Road                           Services, Inc., 1989 to
Columbus, OH 43219                          Present
Age 40

Richard Baxt        Vice President          Senior Vice President,
90 Park Avenue,                             Client Services, BISYS Fund
10th Floor, New                             Services, Inc., 1997 to
York, NY  10956                             Present; General Manager of
Age 45                                      Investment and Insurance,
                                            First Fidelity Bank;
                                            President, First Fidelity
                                            Brokers; President,
                                            Citicorp Investment
                                            Services.

Michael A.          Vice President          Manager, Client Services,
Grunewald                                   BISYS Fund Services, Inc.,
3435 Stelzer Road                           1993 to Present.
Columbus, OH 43219
Age 29

Nimish Bhatt        Treasurer               Vice President, Tax and
3435 Stelzer Road                           Financial Services, BISYS
Columbus, OH 43219                          Fund Services, Inc., June
Age 36                                      1996-Present; Assistant
                                            Vice President, Evergreen
                                            Funds/First Union Bank, 1995 to July
                                            1996; Senior Tax Consultant, Price
                                            Waterhouse LLP, 1990 to December
                                            1994.

Lisa Hurley         Secretary               Vice President, Legal
90 Park Avenue,                             Services, BISYS Fund
10th Floor, New                             Services, Inc.,
York, NY 10956                              1995-Present;  Attorney,
Age 29                                      private practice, 1990 to
                                            1995.

Alaina V. Metz      Assistant Secretary     Chief Administrator,
3435 Stelzer Road                           Administration Services,
Columbus, OH 43219                          BISYS Fund Services, Inc.,
Age 31                                      June 1995 to Present;
                                            Supervisor of Mutual Fund
                                            Legal Department, Alliance
                                            Capital Management, May
                                            1989 to June 1995.


--------------------------------------------------------------------------------
*Interested person

In 1999, the Directors will be paid an annual fee of $15,000 and an additional
$1,200 for each meeting of the Board of Directors that they attend, plus out-of-pocket expenses. The Directors are not paid any pension or retirement benefits. The Directors may hold various other directorships unrelated to the Funds.

The following chart describes the compensation paid to Directors by BNY Hamilton for the fiscal year ended December 31, 1998:


                       Aggregate
                      Compensation                                  Total
                        Paid by                                 Compensation
                       the Funds                                    Paid
                          and       Pension or                   Equally by
                       Allocated    Retirement                   all Series
                      Equally to     Benefits                      of BNY
                      all Series     Accrued      Estimated       Hamilton
                        of BNY      as Part of      Annual          Funds
Name of Person,        Hamilton        Fund      Benefits Upon     to the
Position                 Funds       Expenses     Retirement      Directors
--------                 -----       --------     ----------      ---------
Edward L. Gardner        $21,000           $0            $0        $21,000
Director and             -------           --            --        -------
Chairman of the Board

Peter Herrick            $19,800           $0            $0        $19,800
Director                 -------           --            --        -------

Leif H. Olsen            $19,800           $0            $0        $19,800
Director                 -------           --            --        -------

Stephen Stamas           $19,800           $0            $0        $19,800
Director                 -------           --            --        -------

James E. Quinn           $19,800           $0            $0        $19,800
Director                 -------           --            --        -------

Karen Osar               $14,850           $0            $0        $14,850
Director                 -------           --            --        -------

Kim Kelly                     $0           $0            $0             $0
Director                      --           --            --             --


The above compensation, which is expected to total approximately $99,000 plus out-of-pocket costs for 1999, will be allocated to all series of BNY Hamilton.

By virtue of the responsibilities assumed by the Adviser and the Administrator (see "Investment Adviser", "Administrator" and "Distributor") and the services provided by BNY Hamilton Distributors, Inc., the Funds have no employees; their officers are provided and compensated by BNY Hamilton Distributors, Inc. BNY Hamilton's officers conduct and supervise the business operations of the Funds.


INVESTMENT ADVISER AND SUB-ADVISER

The investment adviser to the Funds is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

The International Equity CRT Fund is sub-advised by Indocam, a subsidiary of Credit Agricole. The Bank of New York pays Indocam a fee equal to .425% of the average daily net assets of the International Equity CRT Fund.

Under the terms of the Advisory Agreements, the investment advisory services The Bank of New York provides to BNY Hamilton are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment adviser to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Funds. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Funds. See "Portfolio Transactions and Brokerage".

Because the Funds commenced operations on the date hereof, they have no prior advisory fees to report. The Adviser's fee will accrue daily and be payable at the annual rate of 0.60% of average daily net assets for the Large Cap Growth CRT Fund, 0.75% of daily average net assets for the Small Cap Growth CRT Fund and 0.85% of average daily net assets for the International Equity CRT Fund.

The Advisory Agreement for each Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons" as defined by the 1940 Act cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". Each of the Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to BNY Hamilton. See "Additional Information".

The Bank Holding Company Act of 1956 and the Glass-Steagall Act, as interpreted by the Board of Governors of the Federal Reserve System, generally prohibit The Bank of New York Company, Inc. and its subsidiaries, including The Bank of New York, from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, such as BNY Hamilton. This prohibition does not extend to providing investment advice, custodial and certain other services. The Bank of New York believes that it may perform the services for the Funds contemplated by the Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Funds.

If The Bank of New York were prohibited from acting as investment adviser to the Funds, it is expected that the Directors would recommend to the Funds' shareholders that they approve the Funds' entering into new investment advisory agreements with another qualified adviser selected by the Directors.


ADMINISTRATOR

BNY Hamilton Distributors, Inc. serves as the Funds' administrator (the "Administrator") and will assist generally in supervising the operations of the Funds. The Administrator is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 90 Park Avenue, New York, New York 10016.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton, overseeing the performance of the transfer agent for each Fund, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the National Association of Securities Dealers, federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements, as the Funds are series of a Maryland corporation. See "Description of Shares". The Administrator is also responsible for updating and printing the Funds' prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objectives and restrictions of each Fund and ensuring that custodian, Fund accounting, transfer agency, administration, distribution, advisory and legal services are provided to the Funds in accordance with the respective agreements governing each relationship.

The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York will perform certain administrative functions for the Administrator. The Bank of New York is not an otherwise affiliated person of the Administrator.

The Funds will each pay the Administrator an annual fee, accrued daily and payable monthly, of .20% of their respective average daily net assets.

As discussed above under "Investment Adviser", the Funds commenced operations on the date hereof and thus have no administration fees to report.

The Administration Agreement between BNY Hamilton and the Administrator may be renewed or amended by the Directors without a shareholder vote.


DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors, Inc. acts as each Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreements for each Fund must be approved in the same manner as the Advisory Agreements described above under "Investment Adviser". Each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares as defined under "Additional Information".


FUND, SHAREHOLDER AND OTHER SERVICES

BISYS Fund Services, Inc. ("BISYS"), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as the transfer agent for the Funds. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for all Funds.

--------------------------------------------------------------------------------

The Directors, in addition to reviewing actions of the Funds' investment adviser, administrator and distributor, as set forth below, decide upon matters of general policy.

Ernst & Young LLP, 787 Seventh Ave., New York, NY 10019, are the independent auditors of the Funds and must be approved at least annually by the Directors to continue in such capacity. They will perform audit services for the Funds including the examination of financial statements included in the annual report to shareholders.


PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in each Prospectus under "Purchase of Shares".

Each Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, a Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or
(ii) if the Adviser determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $10,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice. A Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. See "Net Asset Value".


REDEMPTION OF SHARES

Investors may redeem shares as described in each Prospectus under "Redemption of Shares." Shareholders redeeming shares should be aware that the principal value of a Fund's shares fluctuates so that the proceeds of an investor's shares when redeemed may be more or less than their original cost. See "Net Asset Value" below.

Shareholders redeeming their shares by telephone should be aware that neither the Funds nor any of their service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent a Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

Further Redemption Information. The Funds reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.


EXCHANGE OF SHARES

Shareholders purchasing shares of a CRT Fund may exchange those shares at the current net asset value per share for other BNY Hamilton Funds, in accordance with the terms of the current Prospectus of the CRT Funds. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the BNY Hamilton Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.


DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under "Dividends and Tax Considerations" in such Fund's Prospectus.

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                                       22

--------------------------------------------------------------------------------
NET ASSET VALUE

Each of the Funds will compute its net asset value per share once daily on Monday through Friday as described under "Net Asset Value" in the relevant Prospectus, except that net asset value need not be computed on a day in which no orders to purchase or redeem shares of such class have been received or on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. In addition, net asset value need not be computed on any other day that the New York Stock Exchange is closed for business.

Securities. For each of the Funds, the value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Foreign Assets/Liabilities. For purposes of calculating net asset value per share for each class of shares in each of the Funds, all assets and liabilities initially expressed in foreign currencies will be converted into dollars at the prevailing market rates available at the time of valuation.

Options/Futures. Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 P.M.--, New York City time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 P.M.--, New York City time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Directors. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, which mature in 60 days or less, are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

--------------------------------------------------------------------------------

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Funds' Directors.

--------------------------------------------------------------------------------

PERFORMANCE DATA

From time to time, the Funds may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

Total Return Quotations. As required by regulations of the Securities and Exchange Commission, the annualized total return of each of the Funds, for a period will be computed by assuming a hypothetical initial payment of $10,000. It will then be assumed that all of the dividends and distributions over the period are reinvested and that the entire amount will be redeemed at the end of the period. The annualized total return will then be calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

As discussed above under "Investment Adviser", the Funds commenced operations on the date hereof and thus have no performance history to report.

General. A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

From time to time, the yields and the total returns of each of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the investment adviser as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings that illustrate the potential risks and rewards of investments in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-4BNY-FND (1-800-426-9363). Comparative performance information may be used from time to time in advertising the Funds' shares, including, but not limited to, data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications.

From time to time, the Funds may include in advertisements, sales literature and reports to shareholders general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments. The Funds may also include calculations, such as hypothetical compounding examples, that describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, in such communications, the Adviser may offer opinions on current economic conditions.

--------------------------------------------------------------------------------

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Securities of a Fund typically are purchased via a domestic or foreign securities exchange, in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Portfolio Turnover. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturities or expiration dates at the time of acquisition are one year or less are excluded from the calculation.

Brokerage Services. In connection with portfolio transactions for the Funds, the overriding objective is to obtain the best possible execution of purchase and sale orders. In selecting a broker, the Adviser (and, in the case of the International Equity CRT Fund, the Sub-Adviser) considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser (or the Sub-Adviser) decides that the broker chosen will provide the best possible execution. The Adviser (or the Sub-Adviser) will monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Directors will review regularly the reasonableness of commissions and other transaction costs incurred by the Funds in light of facts and circumstances deemed relevant from time to time, and, in that connection, receive reports from the Adviser (or the Sub-Adviser) and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Adviser (or the Sub-Adviser) has allocated brokerage business in the past for other Funds include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's (or the Sub-Adviser's) clients and not solely or necessarily for the benefit of an individual Fund. The Adviser (and the Sub-Adviser) believe that the value of research services received is not determinable and does not significantly reduce their respective expenses. The Funds will not reduce their respective fees paid to the Adviser (or the Sub-Adviser) by any amount that might be attributable to the value of such services.

Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser (or the Sub-Adviser) may allocate a portion of any or all of the Funds' portfolio brokerage transactions to affiliates of the Adviser (or the Sub-Adviser). In order for affiliates of the Adviser (or the Sub-Adviser) to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors, including a majority of the Directors who are not "interested persons", have adopted procedures that are reasonably designed to ensure that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

Portfolio securities will not be purchased from or through or sold to or through the Funds' Administrator, Distributor, Adviser (or the Sub-Adviser) or any "affiliated person", as defined in the 1940 Act, of the Co-Administrators, Distributor, Adviser (or the Sub-Adviser) when such entities are acting as principals, except to the extent permitted by law. In addition, the Funds will not purchase securities during the existence of any underwriting group relating thereto of which the Adviser, the Sub-Adviser or any of their respective affiliates is a member, except to the extent permitted by law.

On those occasions when the Adviser (or the Sub-Adviser) deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including the other Funds, to the extent permitted by applicable laws and regulations, the Adviser (or the Sub-Adviser) may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser (or the Sub-Adviser), in the manner it considers to be most equitable and consistent with the Adviser's (or the Sub-Adviser's) fiduciary obligations to the Fund. In some instances, this procedure might adversely affect a Fund.

If a Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options a Fund may write may be affected by options written by the Adviser (or the Sub-Adviser) for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


DESCRIPTION OF SHARES

BNY Hamilton Funds, Inc. is a registered, open-end investment company organized under the laws of the State of Maryland. The Articles of Incorporation of the BNY Hamilton currently permit it to issue 20,000,000,000 shares of common stock, par value $.001 per share, of which shares have been classified as follows:

--------------------------------------------------------------------------------
                                                        Number of Shares
                                                               of
Name of Series and Classes Thereof                      Common Allocated
----------------------------------                      ----------------

BNY Hamilton Money Fund
      -     Hamilton Shares                                3,000,000,000
      -     Hamilton Premier Shares                        3,000,000,000
      -     Hamilton Classic Shares                        3,000,000,000
BNY Hamilton Treasury Money Fund
      -     Hamilton Shares                                2,000,000,000
      -     Hamilton Premier Shares                        2,000,000,000
      -     Hamilton Classic Shares                        2,000,000,000
BNY Hamilton Equity Income Fund
      -     Institutional Shares                             200,000,000
      -     Investor Shares                                  200,000,000
BNY Hamilton Large Cap Growth Fund
      -     Institutional Shares                             200,000,000
      -     Investor Shares                                  200,000,000
BNY Hamilton Small Cap Growth Fund
      -     Institutional Shares                             200,000,000
      -     Investor Shares                                  200,000,000
BNY Hamilton International Equity Fund
      -     Institutional Shares                             200,000,000
      -     Investor Shares                                  200,000,000
BNY Hamilton Intermediate Government Fund
      -     Institutional Shares                             200,000,000
      -     Investor Shares                                  200,000,000
BNY Hamilton Intermediate Investment Grade Fund
      -     Institutional Shares                             200,000,000
      -     Investor Shares                                  200,000,000
BNY Hamilton Intermediate New York Tax-Exempt Fund
      -     Institutional Shares                             200,000,000

      -     Investor Shares                                  200,000,000
BNY Hamilton Intermediate Tax-Exempt Fund
      -     Institutional Shares                             200,000,000
      -     Investor Shares                                  200,000,000
BNY Hamilton Large Cap Value Fund
      -     Institutional Class                              200,000,000
      -     Investor Class                                   200,000,000
BNY Hamilton Small Cap Value Fund
      -     Institutional Class                              200,000,000
      -     Investor Class                                   200,000,000
BNY Hamilton Large Cap Growth CRT Fund                       200,000,000
BNY Hamilton Small Cap Growth CRT Fund                       200,000,000
BNY Hamilton International Equity CRT Fund                   200,000,000
Undesignated Common Stock                                    400,000,000

Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and nonassessable by BNY Hamilton. The rights of redemption and exchange are described in the appropriate Prospectus and elsewhere in this Statement of Additional Information.

The shareholders of each Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Funds to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Funds, see "Redemption of Shares" in the Prospectus.

No single person beneficially owns 25% or more of BNY Hamilton's voting securities. BNY Hamilton expects that immediately prior to the commencement of the public offering of shares of the CRT Funds, each CRT Fund will have one stockholder, BNY Hamilton Distributors, Inc., who will hold more than 5% of the outstanding shares of each CRT Fund. BNY Hamilton cannot predict the length of time that such person will remain a control person of each CRT Fund.

BNY Hamilton's officers and directors, taken as a group, own less than 1% of the shares of each of the Funds.


TAXES

Each Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") generally will be applied to each Fund separately, rather than BNY Hamilton as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Tax Code. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities). As a regulated investment company, each Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed at least annually.

Under the Tax Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Each of the Funds (other than the International Equity CRT Fund) expects that a portion of these distributions to their respective corporate shareholders will be eligible for the 70% dividends-received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of a Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund, and are not eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 20% if designated as derived from a Fund's capital gains from property held for more than one year.

A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Individual shareholders will be subject to federal income tax on long-term capital gain at a maximum rate of 20% in respect of shares held for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

Prospective investors in any of the Funds should be aware that distributions of net investment income or net long-term capital gains from these Funds will have the effect of reducing the net asset value of each class of each Funds' shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares in these Funds just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, a Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

Under the Tax Code, gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Forward currency contracts, options and futures contracts entered into by a Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by a Fund on forward currency contracts, options and futures contracts or on the underlying securities.

Certain options, futures and foreign currency contracts held by a Fund at the end of each fiscal year will be required to be "marked-to-market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss, regardless of how long the Fund has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income, unless an election under Section 988 (a) (1) (B) of the Tax Code is made.

The International Equity CRT Fund will, and the Large Cap Growth CRT Fund and the Small Cap Growth CRT Fund may, invest in equity securities of foreign issuers. If these Funds purchase shares in certain foreign investment companies, known as "passive foreign investment companies", they may be subject to federal income tax on a portion of an "excess distribution" from such passive foreign investment companies or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by a Fund to its respective shareholders. In addition, certain interest charges may be imposed on a Fund or its shareholders in respect of unpaid taxes arising from such distributions or gains. Alternatively, each Fund would be required each year to include in its income and distribute to shareholders a pro rata portion of the passive foreign investment company's income, whether or not distributed to the Fund. For each taxable years, the Funds will be permitted to "mark-to-market" any marketable stock held by a Fund in a passive foreign investment company. If a Fund made such an election, each investor in the Fund would include in income in each year an amount equal to its share of the excess, if any, of the fair market value of the stock in such passive foreign investment company as of the close of the taxable year over the adjusted basis of such stock. The Fund would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the stock in such passive foreign investment company over the fair market value of such stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the investor for prior taxable years.

It is expected that the Funds may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. The International Equity CRT Fund intends to elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund, with the result that each shareholder will (i) include in gross income, even though not actually received, the pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund which represents income derived from foreign sources; the gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent a shareholder from claiming as a credit the full amount of their pro rate share of the Fund's foreign income taxes. In addition, shareholders will not be eligible to claim a foreign tax credit with respect to foreign income taxes paid by the Fund unless certain holding period requirements are met.

Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a United States trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to United States individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to United States tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a foreign shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a non-resident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold United States federal income tax at the rate of 31% unless IRS Form W-8 is provided.

Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.


--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Prospectus, the term "majority of a Fund's outstanding shares" (of a series, if applicable) means the vote of (i) 67% or more of the Fund's shares (of the series, if applicable) present at a meeting, if the holders of more than 50% of the Fund's outstanding shares (of the series, if applicable) are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares (of the series, if applicable), whichever is less.

Telephone calls to the Funds and The Bank of New York as shareholder servicing agent may be tape recorded.

With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Funds' Registration Statement filed with the Securities and Exchange Commission under the Securities Act. Pursuant to the rules and regulations of the Securities and Exchange Commission, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained in the Prospectus and this Statement of Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

APPENDIX A
                         Description of Security Ratings

S&P
Corporate and Municipal Bonds

--------------------------------------------------------------------------------
AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree

A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
         ----------------------------------------------------------------------

Commercial Paper

--------------------------------------------------------------------------------
A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.
         -----------------------------------------------------------------------

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.
         -----------------------------------------------------------------------

MOODY'S
Corporate and Municipal Bonds

--------------------------------------------------------------------------------
Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.
         -----------------------------------------------------------------------

Commercial Paper

--------------------------------------------------------------------------------

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                  - Leading market positions in well established industries.
                  - High rates of return on funds employed.
                  - Conservative capitalization structures with moderate
                    reliance on debt and ample asset protection.
                  - Broad margins in earnings coverage of fixed financial
                    charges and high internal cash generation.

                  - Well established access to a range of financial markets and assured sources of alternate liquidity.

         -----------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.

     Exhibit Number               Description
     --------------               -----------

         (1)      (a)      Articles of Incorporation of Registrant.*
                  (b)      Articles of Amendment, dated June 29, 1992.*
                  (c)      Articles of Supplementary, dated June 29, 1994.*
                  (d)      Articles of Supplementary, dated August 15, 1995.*
                  (e)      Articles of Amendment, dated January 22, 1997*
                  (f)      Articles Supplementary, dated January 22, 1997.*
                  (g)      Articles Supplementary, dated April 28, 1999.*

                  (h)      Form of Articles Supplementary, dated September 17,
                           1999*

         (2)               Bylaws of Registrant.*

         (3)               Not Applicable.

         (4)      (a)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Money Fund.*
                  (b)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Intermediate Government Fund.*
                  (c)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Intermediate New York Tax-Exempt Fund.*
                  (d)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Equity Income Fund.*

         (5)      (a)      Investment Advisory Agreement between BNY Hamilton
                           Money Fund and The Bank of New York.*
                  (b)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate Government Fund and The Bank of New
                           York.*
                  (c)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate New York Tax-Exempt Fund and The Bank of
                           New York.*
                  (d)      Investment Advisory Agreement between BNY Hamilton
                           Equity Income Fund and The Bank of New York.*
                  (e)      Investment Advisory Agreement between BNY Hamilton
                           Treasury Money Fund and The Bank of New York.*
                  (f)      Investment Advisory Agreement between BNY Hamilton
                           Large Cap Growth Fund and The Bank of New York.*

                  (g) Investment Advisory Agreement between BNY Hamilton Small Cap Growth Fund and The Bank of New York.*
                  (h) Investment Advisory Agreement between BNY Hamilton International Equity Fund and The Bank of New York.*
                  (i) Investment Advisory Agreement between BNY Hamilton Intermediate Investment Grade Fund and The Bank of New York.*
                  (j) Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of New York.*
                  (k) Sub-advisory agreement between BNY Hamilton International Equity Fund and Indosuez Asset Management.*

                  (l) Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New York.


                  (m) Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New York.


                  (n) Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of New York.


                  (o) Sub-advisory agreement between BNY Hamilton International Equity Fund and Indocam, a subsidiary of Credit Agricole.


         (6)      (a)      Distribution Agreements between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Supplement to Distribution Agreements between
                           Registrant and BNY Hamilton Distributors, Inc.*

         (7)               Not Applicable.

         (8)      (a)      Custody Agreement between Registrant and The Bank of
                           New York.*
                  (b)      Cash Management and Related Services Agreement
                           between each series of Registrant and The Bank of New
                           York.*
                  (c)      Supplement to Custody Agreement between Registrant
                           and The Bank of New York.*
                  (d)      Supplement to Cash Management and Related Services
                           Agreement between Registrant and The Bank of New
                           York.*

                  (e) Additional Supplement to Custody Agreement between Registrant and The Bank of New York.


                  (f) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York.


         (9)      (a)      Administration Agreement between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Fund Accounting Services Agreement between Registrant
                           and The Bank of New York.*

                  (c) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
                  (d)      Form of Shareholder Servicing Agreement.*
                  (e) Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
                  (f) Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Premier Shares).*
                  (g)      No longer applicable.
                  (h) Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Classic Shares).*
                  (i)      Rule 18f-3 Plan of BNY Hamilton Money Fund.*
                  (j) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
                  (k) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
                  (l) Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
                  (m) Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund (Hamilton Premier Shares).*
                  (n)      Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
                  (o) Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*

                  (p) Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The Bank of New York.*

                  (q) Form of Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*
                  (r) Form of Revised Rule 18f-3 Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*

         (10)              Opinion of Sullivan & Cromwell.*

         (11)              Not Applicable.

         (12)              Not Applicable.

         (13) Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc.*

         (14)              Not Applicable.

         (15)     (a)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Government Fund.*
                  (b)      Rule 12b-1 Plan of BNY Hamilton Intermediate New York

                           Tax-Exempt Fund.*
                  (c)      Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
                  (d) Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton Classic Shares.*
                  (e)      Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund
                           - Investor Shares.*
                  (f)      Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund
                           - Investor Shares.*
                  (g) Rule 12b-1 Plan of BNY Hamilton International Equity Fund - Investor Shares.*
                  (h) Rule 12b-1 Plan of BNY Hamilton Intermediate Investment Grade Fund - Investor Shares.*
                  (i) Rule 12b-1 Plan of BNY Hamilton Intermediate Tax-Exempt Fund - Investor Shares.*

                  (j) Rule 12b-1 Plan of BNY Hamilton Intermediate Treasury Money Fund - Hamilton Classic Shares.*


         (16)              Schedule for computation of performance quotations.

         (17)              Not Applicable.

------------------------------------------
* Previously filed.

Item 24. Persons Controlled by or under Common Control with Registrant.

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.

         Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

         Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

         To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:

         Name                                                   Title/Company
         ----                                                   -------------

         Richard Barth.....................................     Retired; Formerly Chairman and Chief Executive
                                                                Officer of Ciba-Geigy Corporation (diversified
                                                                chemical products)

         Frank J. Biondi, Jr...............................     Chairman and Chief Executive Office of Universal
                                                                Studios (diversified entertainment operator)

         Harold E. Sells...................................     Retired; Formerly Chairman and Chief Executive
                                                                Office of Woolworth Corporation (retailing)

         William R. Chaney.................................     Chairman and Chief Executive Officer of Tiffany &
                                                                Co., (international designers, manufacturers and
                                                                distributors of jewelry and fine goods)

         Ralph E. Gomory...................................     President of Alfred P. Sloan Foundation, Inc.
                                                                (private foundation)

         Richard J. Kogan..................................     President and Chief Executive Officer of
                                                                Schering-Plough Corporation

                                                                (manufacturer of pharmaceutical and consumer products)

         John A. Luke, Jr..................................     Chairman, President and Chief Executive Officer of
                                                                Westvaco Corporation (manufacturer of paper,
                                                                packaging, and specialty chemicals)

         John C. Malone....................................     President and Chief Executive Officer of Tele-Communications,
                                                                Inc., (cable television multiple system operator)

         Donald L. Miller..................................     Chief Executive  Officer and Publisher of Our World
                                                                News, LLC (media)

         H. Barclay Morley.................................     Retired; Formerly Chairman and Chief Executive Officer of
                                                                Stauffer Chemical Company (chemicals)

         Catherine A. Rein.................................     Senior Executive Vice President of Metropolitan Life
                                                                Insurance Company (insurance and financial services)

Item 27. Principal Underwriters.

         (a) BNY Hamilton Distributors, Inc., which is located at 125 West 55th Street, New York, New York 10019, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

         (b) The information required by this Item 29 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

         (c)      Not Applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

         The Registrant hereby also undertakes that so long as the information required by Item 5 of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 30th day of December, 1999.


                                                        BNY HAMILTON FUNDS, INC.

                                                        By /s/ William J. Tomko
                                                          ----------------------
                                                              William J. Tomko
                                                                 President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 30th day of December, 1999.


Name                                                          Title
----                                                          -----
        /s/ Edward L. Gardner                        Director and Chairman of the Board of Directors
----------------------------------------------
         (Edward L. Gardner)


        /s/ Peter Herrick                            Director
----------------------------------------------
         (Peter Herrick)


        /s/ Stephen Stamas                           Director
----------------------------------------------
         (Stephen Stamas)


        /s/ James E. Quinn                           Director
----------------------------------------------
         (James E. Quinn)


        /s/ Karen Osar                               Director
----------------------------------------------
         (Karen Osar)


        /s/ Kim Kelly                                Director
----------------------------------------------
         (Kim Kelly)


        /s/ J. David Huber                           Chief Executive Officer
----------------------------------------------
         (J. David Huber)

                                  EXHIBIT INDEX

Exhibit Number                        Description                                       Page
--------------                        -----------                                       ----
         (1)      (a)      Articles of Incorporation of Registrant.*
                  (b)      Articles of Amendment, dated June 29, 1992.*
                  (c)      Articles of Supplementary, dated June 29, 1994.*
                  (d)      Articles of Supplementary, dated August 15, 1995.*
                  (e)      Articles of Amendment, dated January 22, 1997*
                  (f)      Articles Supplementary, dated January 22, 1997.*
                  (g)      Articles Supplementary, dated April 28, 1999.*

                  (h)      Form of Articles Supplementary, dated September 17,
                           1999.*


          (2)              Bylaws of Registrant.*

          (3)              Not Applicable.

          (4)     (a)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Money Fund.*
                  (b)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Intermediate Government Fund.*
                  (c)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Intermediate New York Tax-Exempt Fund.*
                  (d)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Equity Income Fund.*

          (5)     (a)      Investment Advisory Agreement between BNY Hamilton
                           Money Fund and The Bank of New York.*
                  (b)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate Government Fund and The Bank of New
                           York.*
                  (c)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate New York Tax-Exempt Fund and The Bank of
                           New York.*
                  (d)      Investment Advisory Agreement between BNY Hamilton
                           Equity Income Fund and The Bank of New York.*
                  (e)      Investment Advisory Agreement between BNY Hamilton
                           Treasury Money Fund and The Bank of New York.*
                  (f)      Investment Advisory Agreement between BNY Hamilton
                           Large Cap Growth Fund and The Bank of New York.*
                  (g)      Investment Advisory Agreement between BNY Hamilton
                           Small Cap Growth Fund and The Bank of New York.*
                  (h)      Investment Advisory Agreement between BNY Hamilton
                           International Equity Fund and The Bank of New York.*

                  (i)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate Investment Grade Fund and The Bank of
                           New York.*
                  (j)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate Tax-Exempt Fund and The Bank of New
                           York.*
                  (k)      Sub-advisory agreement between BNY Hamilton
                           International Equity Fund and Indosuez Asset
                           Management.*

                  (l)      Investment Advisory Agreement between BNY Hamilton
                           Large Cap Growth CRT Fund and The Bank of New York.


                  (m)      Investment Advisory Agreement between BNY Hamilton
                           Small Cap Growth CRT Fund and The Bank of New York.


                  (n)      Investment Advisory Agreement between BNY Hamilton
                           International Equity CRT Fund and The Bank of New
                           York.


                  (o)      Sub-advisory agreement between BNY Hamilton
                           International Equity Fund and Indocam, a subsidiary of Credit Agricole.


         (6)      (a)      Distribution Agreements between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Supplement to Distribution Agreements between
                           Registrant and BNY Hamilton Distributors, Inc.*

          (7)              Not Applicable.

          (8)     (a)      Custody Agreement between Registrant and The Bank of
                           New York.*
                  (b)      Cash Management and Related Services Agreement
                           between each series of Registrant and The Bank of New
                           York.*
                  (c)      Supplement to Custody Agreement between Registrant
                           and The Bank of New York.*
                  (d)      Supplement to Cash Management and Related Services
                           Agreement between Registrant and The Bank of New
                           York.*

                  (e)      Additional Supplement to Custody Agreement between
                           Registrant and The Bank of New York.


                  (f)      Additional Supplement to Cash Management and
                           Related Services Agreement between Registrant and
                           The Bank of New York.


          (9)     (a)      Administration Agreement between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Fund Accounting Services Agreement between Registrant
                           and The Bank of New York.*
                  (c)      Form of Transfer Agency Agreement between Registrant
                           and BISYS Fund Services, Inc.*
                  (d)      Form of Shareholder Servicing Agreement.*
                  (e)      Form of Sub-Administration Agreement between BNY
                           Hamilton Distributors, Inc. and The Bank of New
                           York.*
                  (f)      Shareholder Servicing Plan of BNY Hamilton Money Fund

                           (Hamilton Premier Shares).*
                  (g)      No longer applicable.
                  (h)      Shareholder Servicing Plan of BNY Hamilton Money Fund
                           (Hamilton Classic Shares).*
                  (i)      Rule 18f-3 Plan of BNY Hamilton Money Fund.*
                  (j)      Supplement to Administration Agreement between
                           Registrant and BNY Hamilton Distributors, Inc.*
                  (k) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
                  (l) Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
                  (m)      Shareholder Servicing Plan of BNY Hamilton Treasury
                           Money Fund (Hamilton Premier Shares).*
                  (n)      Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
                  (o) Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
                  (p)      Revised Fund Accounting Services Agreement between
                           BNY Hamilton International Equity Fund and The Bank of New York.*
                  (q)      Form of Shareholder Servicing Plan of BNY Hamilton
                           Treasury Money Fund - Hamilton Classic Shares.*
                  (r)      Form of Revised Rule 18f-3 Plan of BNY Hamilton
                           Treasury Money Fund - Hamilton Classic Shares.*

         (10)              Opinion of Sullivan & Cromwell.*

         (11)              Not Applicable.

         (12)              Not Applicable.

         (13)              Form of Seed Capital Agreement between Registrant and
                           BNY Hamilton Distributors, Inc.*

         (14)              Not Applicable.

         (15)     (a)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Government Fund.*
                  (b)      Rule 12b-1 Plan of BNY Hamilton Intermediate New York
                           Tax-Exempt Fund.*
                  (c)      Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
                  (d)      Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton
                           Classic Shares.*
                  (e)      Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund
                           - Investor Shares.*
                  (f)      Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund
                           - Investor Shares.*

                  (g)      Rule 12b-1 Plan of BNY Hamilton International Equity
                           Fund - Investor Shares.*
                  (h)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Investment Grade Fund - Investor Shares.*
                  (i)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Tax-Exempt Fund - Investor Shares.*
                  (j)      Rule 12b-1 Plan of BNY Hamilton Treasury Money Fund -
                           Hamilton Shares.*

         (16)              Schedule for computation of performance quotations.

         (17)              Not Applicable.


--------------------------
*        Previously filed.